February 27, 2014

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: VANGUARD MUNICIPAL BOND FUNDS (THE TRUST)
FILE NO. 2-57689
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Commissioners:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced
Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Alexander Smith
Associate Counsel
The Vanguard Group, Inc.